OTHER RECEIVABLES AND ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Total receivables and assets

	2025	2024
Prepaids expenses	4,849	4,129
Advances to vendors	36,893	15,378

Deposits	9,839	4,257
Employees receivables (a) (Note 30)	-	3,192
Altamira investment (b)	9,691	2,168
Other assets	705	1,286
Total receivables and assets	61,977	30,410
Current	45,404	25,467
Non-current	16,573	4,943

(a)	The Company paid on behalf of certain key management personnel, certain withholding taxes associated with the exercise of stock options in the amount of $3,192 which was included as current other receivables (see Note 30 for further details). This amount was fully reimbursed in June 2025.

(b)	On November 7, 2023, the Company entered into a subscription agreement with Altamira Gold Corp. (“Altamira”) pursuant to which it acquired 24,000,000 units of Altamira at a price of $0.090 (C$0.125 - Canadian Dollars) per unit for an aggregate purchase price of $2,167 (C$3,000 - Canadian Dollars). Each unit consists of one common share and one common share purchase warrant of Altamira. Each warrant is exercisable to acquire one share of Altamira at a strike price of $ 0.14 (C$0.20 - Canadian Dollars) per share for a period of two years from November 7, 2023.